Income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
Current tax for the year	$ 25,000,000	$ 17,000,000	$ 31,000,000
Adjustment in respect of prior years	(1,000,000)	(5,000,000)	(28,000,000)
Total current tax	24,000,000	12,000,000	3,000,000
Deferred tax:
Deferred tax for the year	(27,000,000)	(2,000,000)	(27,000,000)
Adjustments in respect of prior years	(4,000,000)	3,000,000	3,000,000
Total deferred tax	(31,000,000)	1,000,000	(24,000,000)
Income tax (credit) / charge	$ (7,000,000)	$ 13,000,000	$ (21,000,000)